Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Detail) - MXN ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,276,129,521
Ending balance		1,313,928,935	$ 1,299,144,895	$ 1,276,129,521
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,380,637,120	3,267,177,099	3,267,177,099
Acquisitions		100,391,551	106,797,102	169,864,041
Reclassifications		335,803	(1,704,923)	(1,534,443)
(Impairment)		(50,948,816)	(65,080,868)	(159,940,332)
Reversal of impairment		89,191,280	81,191,447	123,586,632
Disposals		(301,400)	(12,803,178)	(18,515,877)
Ending balance		3,519,305,538	3,375,576,679	3,380,637,120
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,104,507,599)	(1,989,628,537)	(1,989,628,537)
Depreciation and amortization		(100,620,021)	(99,181,110)	(129,631,820)
Reclassifications		(335,803)	1,704,923	1,534,443
Disposals		86,820	10,672,940	13,218,315
Ending balance		(2,205,376,603)	(2,076,431,784)	(2,104,507,599)
Plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		291,122,824
Ending balance		280,835,579	327,313,720	291,122,824
Plants [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		811,705,022	848,841,327	848,841,327
Acquisitions		7,963,546	8,596,129	13,934,129
Reclassifications		3,154,806	(1,983,871)	(1,446,201)
Capitalization		1,520,740	918,736	9,906,725
(Impairment)		(13,949,961)	(29,570,104)	(66,031,126)
Reversal of impairment		17,595,386	12,660,669	9,797,281
Disposals		(118,695)	(1,371,888)	(3,297,113)
Ending balance		827,870,844	838,090,998	811,705,022
Plants [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(520,582,198)	(481,465,163)	(481,465,163)
Depreciation and amortization		(26,230,863)	(32,245,718)	(42,071,837)
Reclassifications		(292,377)	2,009,065	1,782,525
Disposals		70,173	924,538	1,172,277
Ending balance		$ (547,035,265)	(510,777,278)	(520,582,198)
Plants [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		3.00%
Estimated useful lives		20 years
Plants [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		5.00%
Estimated useful lives		35 years
Drilling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 7,590,189
Ending balance		$ 7,276,739	7,429,145	7,590,189
Depreciation rates		5.00%
Estimated useful lives		20 years
Drilling equipment | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 13,492,631	13,092,824	13,092,824
Acquisitions			17,992	246,351
Reversal of impairment			153,456	153,456
Ending balance		13,492,631	13,264,272	13,492,631
Drilling equipment | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,902,442)	(5,517,449)	(5,517,449)
Depreciation and amortization		(313,450)	(317,678)	(384,993)
Ending balance		(6,215,892)	(5,835,127)	(5,902,442)
Pipelines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		280,815,336
Ending balance		264,454,226	271,519,221	280,815,336
Pipelines [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		481,791,665	460,935,077	460,935,077
Acquisitions		2,255,478	1,141,350	1,911,502
Reclassifications		(7,699)	140,460	228,056
Capitalization		2,256,417	8,681,048	19,022,425
(Impairment)		(11,353,737)	(8,034,598)	(9,392,862)
Reversal of impairment		1,550,200	8,318,731	11,943,047
Disposals		(115)	(1,585,018)	(2,855,580)
Ending balance		476,492,209	469,597,050	481,791,665
Pipelines [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(200,976,329)	(189,419,296)	(189,419,296)
Depreciation and amortization		(10,943,480)	(9,980,978)	(14,042,861)
Reclassifications		(47,505)	(225,047)	(90,590)
Disposals		(70,669)	1,547,492	2,576,418
Ending balance		$ (212,037,983)	(198,077,829)	(200,976,329)
Pipelines [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		2.00%
Estimated useful lives		15 years
Pipelines [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		7.00%
Estimated useful lives		45 years
Wells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 305,861,446
Ending balance		345,566,806	315,641,617	305,861,446
Wells [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,387,228,249	1,303,668,946	1,303,668,946
Acquisitions		18,125,341	20,527,095	15,602,539
Reclassifications		105,873
Capitalization		28,673,456	32,142,329	42,183,243
(Impairment)		(24,319,176)	(16,942,654)	(48,028,474)
Reversal of impairment		66,330,576	45,682,705	73,801,995
Disposals			(151,405)
Ending balance		1,476,144,319	1,384,927,016	1,387,228,249
Wells [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,081,366,803)	(1,025,041,461)	(1,025,041,461)
Depreciation and amortization		(49,210,710)	(44,243,938)	(56,325,342)
Ending balance		(1,130,577,513)	(1,069,285,399)	(1,081,366,803)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		20,418,199
Ending balance		19,340,998	19,696,727	20,418,199
Buildings | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		60,311,739	63,318,227	63,318,227
Acquisitions		11,312	1,192,275	1,118,794
Reclassifications		65	(7,373)	361,131
Capitalization		287,955	19,870	616,006
(Impairment)				(65,964)
Reversal of impairment			429,790	1,563,299
Disposals		0	(5,630,559)	(6,599,754)
Ending balance		60,611,071	59,322,230	60,311,739
Buildings | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(39,893,540)	(43,624,163)	(43,624,163)
Depreciation and amortization		(1,368,441)	(1,470,291)	(1,989,834)
Reclassifications		(25,026)	7,496	(103,562)
Disposals		16,934	5,461,455	5,824,019
Ending balance		$ (41,270,073)	(39,625,503)	(39,893,540)
Buildings | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		3.00%
Estimated useful lives		33 years
Buildings | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		7.00%
Estimated useful lives		35 years
Offshore platforms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 150,114,565
Ending balance		$ 144,600,627	133,246,878	150,114,565
Depreciation rates		4.00%
Estimated useful lives		25 years
Offshore platforms [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 354,353,029	326,482,942	326,482,942
Acquisitions		2,606,668	1,842,005	3,696,726
Reclassifications		(2,931,778)
Capitalization		2,148,170	2,797,069	15,695,486
(Impairment)		0	(9,746,182)	(16,210,995)
Reversal of impairment		3,264,122	13,937,937	25,872,979
Disposals				(1,184,109)
Ending balance		359,440,211	335,313,771	354,353,029
Offshore platforms [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(204,238,464)	(193,535,087)	(193,535,087)
Depreciation and amortization		(10,650,961)	(8,531,806)	(11,671,929)
Reclassifications		49,841
Disposals			0	968,552
Ending balance		(214,839,584)	(202,066,893)	(204,238,464)
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,492,140
Ending balance		4,896,932	5,864,882	5,492,140
Furniture and equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		48,829,010	50,407,562	50,407,562
Acquisitions		802,055	187,129	294,329
Reclassifications		2,082	296,647	410,240
Capitalization		129,397	5,198	8,835
Reversal of impairment			8,159	8,159
Disposals		(86,428)	(2,220,453)	(2,300,115)
Ending balance		49,676,116	48,684,242	48,829,010
Furniture and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(43,336,870)	(43,047,957)	(43,047,957)
Depreciation and amortization		(1,493,639)	(1,701,812)	(2,249,987)
Reclassifications		1,296	(222,366)	(203,053)
Disposals		50,029	2,152,775	2,164,127
Ending balance		$ (44,779,184)	(42,819,360)	(43,336,870)
Furniture and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		3.00%
Estimated useful lives		3 years
Furniture and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		10.00%
Estimated useful lives		10 years
Transportation equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 8,618,579
Ending balance		8,704,950	8,580,399	8,618,579
Transportation equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16,829,532	16,355,218	16,355,218
Acquisitions		119,759	867,498	552,865
Reclassifications		73,211	(236,331)	7,586
Capitalization				1,532
Reversal of impairment		328,176		426,560
Disposals		(24,619)	(461,591)	(514,229)
Ending balance		17,326,059	16,524,794	16,829,532
Transportation equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(8,210,953)	(7,977,961)	(7,977,961)
Depreciation and amortization		(408,477)	(688,889)	(895,037)
Reclassifications		(22,032)	135,775	149,123
Disposals		20,353	586,680	512,922
Ending balance		$ (8,621,109)	(7,944,395)	(8,210,953)
Transportation equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		4.00%
Estimated useful lives		5 years
Transportation equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		20.00%
Estimated useful lives		25 years
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	$ 161,870,424
Ending balance	[1]	193,977,096	165,076,450	161,870,424
Construction in progress [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	161,870,424	139,925,440	139,925,440
Acquisitions	[1]	68,499,434	71,679,103	131,963,334
Reclassifications	[1]	(103,587)	44,364	(1,234,963)
Capitalization	[1]	(35,016,135)	(44,650,944)	(87,150,784)
(Impairment)	[1]	(1,324,521)	(787,330)	(20,210,911)
Reversal of impairment	[1]	122,820		19,856
Disposals	[1]	(71,339)	(1,134,183)	(1,441,548)
Ending balance	[1]	193,977,096	165,076,450	161,870,424
Lands
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,225,819
Ending balance		44,274,982	44,775,856	44,225,819
Lands | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,225,819	44,149,536	44,149,536
Acquisitions		7,958	746,526	543,472
Reclassifications		41,205	41,165	115,107
Capitalization			86,694	(283,468)
Disposals		0	(248,065)	(298,828)
Ending balance		44,274,982	44,775,856	44,225,819
Unproductive fixed assets [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications		1,625	16	24,601
(Impairment)		(1,421)
Disposals		$ (204)	$ (16)	$ (24,601)

[1]	Mainly wells, pipelines and plants.